Organization, Business Operation, Liquidity and Capital Resources (Details)						3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 05, 2024 USD ($) $ / shares	Dec. 11, 2023 USD ($) shares	Mar. 10, 2023 USD ($) $ / shares shares	Dec. 15, 2021 USD ($) $ / shares shares	Dec. 10, 2021 USD ($) item $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) item $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 10, 2024 USD ($)	Jan. 16, 2024 USD ($)	Dec. 31, 2021 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Deferred underwriting commissions						$ 4,500,000		$ 4,500,000		$ 1,500,000
Cash held outside of Trust Account						49,915,251		49,915,251		71,432,177	$ 295,802,694
Restricted Cash						66,621		66,621		843,313	$ 0
Deposit in trust account						4,633,444		4,633,444
Withdrawn from the interest earned in the Trust Account								43,564
Cash withdrawn from trust account										318,888
Advances owed to the Sponsor						2,164,291		2,164,291
Due to Trust Account						$ 69,441		$ 69,441		$ 318,888
Class A common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares outstanding | shares						4,345,663		4,345,663		4,345,663	28,750,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Fair value of class A shares issued to underwriters				$ 3,456,652
Representative shares per share | $ / shares						$ 10.15		$ 10.15
Other offering costs				525,467
Transaction costs				16,919,619
Underwriting commissions				2,875,000
Deferred underwriting commissions				10,062,500
Sponsor [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate purchase price								$ 25,000
Sponsor [Member] | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Notes Payable, Current						$ 1,500,000		1,500,000
BURTECH ACQUISITION CORP.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item										1
Wholly owned subsidiary | item										1
Fair value of class A shares issued to underwriters				$ 3,456,652
Representative shares per share | $ / shares				$ 8.02
Other offering costs				$ 525,467
Consummation of business combination						5,000,001		5,000,001		$ 5,000,001
Transaction costs				16,919,619										$ 16,919,619,000
Underwriting commissions				2,875,000
Deferred underwriting commissions				10,062,500		10,062,500		10,062,500		10,062,500	$ 10,062,500
Cash held outside of Trust Account				1,539,541		49,915,251		$ 49,915,251		$ 71,432,177
Condition for future business combination use of proceeds percentage								80		80
Maximum allowed dissolution expenses								$ 100,000		$ 100,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)								100.00%		100.00%
Investments held in Trust Account						49,915,251		$ 49,915,251		$ 46,893,175	295,802,694
Restricted Cash						66,621		66,621		843,313	0
Redeemed stock payable to public stockholders										24,539,002
Interest income earned on Trust						638,323	$ 910,391	1,892,313	$ 4,809,802	5,751,596	$ 3,989,294
Aggregate purchase price				$ 3,456,652
Notes Payable, Current						1,500,000		1,500,000		810,345
Withdrawn from the interest earned in the Trust Account										1,162,201
Cash withdrawn from trust account										318,888
Advances owed to the Sponsor						2,164,291		2,164,291		0
Due to Trust Account						$ 69,441		$ 69,441		$ 318,888
BURTECH ACQUISITION CORP. | Private Placement Units
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares				898,250
Price of warrant | $ / shares				$ 10
Proceeds allocated to public warrants				$ 8,982,500
BURTECH ACQUISITION CORP. | Second Trust Amendment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of times the entity has right to extend business combination for additional month | item					12
Additional term to complete business combination					1 month
Amount per unredeemed share deposited into trust account | $ / shares					$ 0.03
Deposit to Trust Account, extension payment per month					$ 150,000
Deposit in trust account													$ 130,370
BURTECH ACQUISITION CORP. | Class A common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares		2,285,040	22,119,297
Value of shares redeemed		$ 24,539,002	$ 227,776,035
Redemption price (per share) | $ / shares			$ 10.3			$ 11.4		$ 11.4		$ 10.81	$ 10.25
Number of shares outstanding | shares			6,630,703			4,345,663		4,345,663		4,345,663	28,750,000
Investments held in Trust Account			$ 68,000,000
BURTECH ACQUISITION CORP. | Class A common stock subject to possible redemption | Second Trust Amendment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares					2,285,040
Value of shares redeemed	$ 24,500,000
Redemption price (per share) | $ / shares	$ 10.74
BURTECH ACQUISITION CORP. | Class A common stock not subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares outstanding | shares										2,285,040
BURTECH ACQUISITION CORP. | Class A common stock not subject to possible redemption | Non-Redemption Agreements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Non-Redeemed shares | shares			4,597,648
BURTECH ACQUISITION CORP. | Class B Common Stock | Non-Redemption Agreements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum number of shares transferred in exchange for non-redeemed shares | shares			1,274,412
BURTECH ACQUISITION CORP. | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares				28,750,000
Representative shares per share | $ / shares				$ 10.15		$ 10.15		$ 10.15		$ 10.15
Number of shares in a unit | shares				1
Exercise price of warrants | $ / shares				$ 11.5
Cash deposited into trust account				$ 291,812,500
Investments, maximum maturity term				185 days
Maximum allowed dissolution expenses				$ 100,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%
Months to complete acquisition | item								15		15
BURTECH ACQUISITION CORP. | Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in a unit | shares				1
Exercise price of warrants | $ / shares				$ 11.5
BURTECH ACQUISITION CORP. | Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares				3,750,000
Representative shares per share | $ / shares				$ 10
BURTECH ACQUISITION CORP. | Over-allotment option | Private Placement Units
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares				93,750
BURTECH ACQUISITION CORP. | Related Party Loans
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding balance										$ 0
BURTECH ACQUISITION CORP. | Sponsor [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Deposit in trust account												$ 130,370
Aggregate purchase price										25,000
BURTECH ACQUISITION CORP. | Sponsor [Member] | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Notes Payable, Current										$ 810,345